PROFIT/(LOSS) BEFORE INCOME TAX (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 CNY (¥)
Profitloss Before Income Tax
Finance income (Note 5) | ¥			¥ (15,607)	¥ (16,935)	¥ (15,468)
Finance income (Note 5) | $		$ (2,263)
- Sales of cooper ores					6,854
- Sales of water treatment equipment		14	94
- Construction service		1,244	8,580	12,876	6,479
- Opeartion and maintenance services				162	3,177
- Operation services related to service concession arrangement		842	5,811	5,067	3,878
- Construction services related to service concession arrangement				389	18,827
Cost of sales		2,100	14,485	18,494	39,215
- Property, plant and equipment (Note 11)		44	304	510	565
- Right-of-use assets (Note 13)		205	1,413	1,366	1,663
Amortization of intangible assets* (Note 12)	[1]	118	813	884	156
Expense relating to short-term leases (Note 13)		71	490	601	496
Impairment losses/(reversal) on financial assets:
- Trade receivables		(578)	(3,989)	3,840	4,544
- Contract assets		25	171	357	172
- Other receivables		397	2,745	239
- Amount due from related companies				(1,106)	(554)
- Financial assets at fair value through profit or loss | ¥				45,816	(31,334)
- Financial assets at fair value through profit or loss | $
- Derivative financial liabilities (Note 22 (b))		(146)	(1,007)	(7,467)
Consultants share option expense (Note 27) | ¥			16,152
Expense relating to consultant service reward (Note 27) | $		2,342
Issuance expense related to placement				1,579
Other (income)/losses		(131)	(904)	183	(1,616)
Finance costs (Note 5)		492	3,395	4,359	3,749
Employee benefit expenses* (Note 7)	[2]	1,535	10,587	11,496	11,412
Intangible assets		111		835	115	¥ 766
Administrative expenses		7	47	49	41
Employee benefit expenses		206	1,418	2,772	3,371
Selling and distribution expenses		16	111	159	238
Profit or loss		$ 1,313	¥ 9,058	¥ 8,565	¥ 7,803

[1]	The amortization of intangible assets allocated to cost of sales amounted to CNY115, CNY835 and CNY766 (US$111) and administrative expenses amounted to CNY41, CNY49 and CNY47 (US$7) on the face of the consolidated statements of profit or loss for the years ended December 31, 2020, 2021 and 2022.
[2]	The employee benefit expenses allocated to cost of sales amounted to CNY3,371, CNY2,772 and CNY1,418 (US$206), selling and distribution expenses amounted to CNY238, CNY159, CNY111 (US$16) and administrative expenses amounted to CNY7,803, CNY8,565 and CNY9,058 (US$1,313) on the face of the consolidated statements of profit or loss for the years ended December 31, 2020, 2021 and 2022.